Convertible Debenture - Related Party (Details Textual) - USD ($)					1 Months Ended			6 Months Ended	12 Months Ended
	Apr. 06, 2018	Jul. 15, 2016	Jul. 15, 2016	Nov. 04, 2013	Apr. 03, 2018	Mar. 21, 2018	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 17, 2013
Convertible Debenture - Related Party (Textual)
Convertible accrued interest							$ 19,055		$ 19,055	$ 17,287
Principal amount	$ 243,000
Forgiveness					$ 19,999			$ 19,999
Issue of shares of common stock upon conversion	9,000,000
Vantage Group Ltd [Member]
Convertible Debenture - Related Party (Textual)
Convertible debentures, description					The Company issued an aggregate of 9,300,000 shares of common stock to Vantage upon the conversion of (i) $241,650 of Vantage’s convertible note and (ii) 7,000 shares of Series C Preferred Stock.
Convertible Debt Securities [Member]
Convertible Debenture - Related Party (Textual)
Convertible debentures, description								The Company entered into five additional notes totaling $41,000 with an interest rate of 7%.	The Company entered into seventeen additional unsecured 7% Promissory Notes totaling $215,500.
Convertible Debt Securities [Member] | Shareholder [Member]
Convertible Debenture - Related Party (Textual)
Convertible debentures, description		The Company entered into an unsecured 7% Promissory Notes with a significant shareholder in the amount of $100,000.	The Company entered into an unsecured 7% Promissory Notes with a significant shareholder in the amount of $100,000.	The Company entered into two 10% Secured Convertible Debentures.		The Company, entered into an unsecured 7% Promissory Note with a significant shareholder in the amount of $15,000.	The Company entered into five unsecured 7% Promissory Notes with a significant shareholder totaling $65,500.		The Company entered into five unsecured 7% Promissory Notes.	The Company entered into eight unsecured 7% Promissory Notes with a significant shareholder.
Note converted amount											$ 40,000
Repaid of converted amount											$ 70,000
Conversion of features, description											The debentures carry a one-year term and are convertible into common stock at conversion price equal to the lower of $400.00 or 80% of the previous day’s closing price. $40,000 of the note was converted and $70,000 was repaid
Convertible Debt Securities [Member] | Related Party [Member]
Convertible Debenture - Related Party (Textual)
Convertible debenture				$ 50,000								$ 60,000
Convertible Debt Securities [Member] | Vantage Group Ltd [Member]
Convertible Debenture - Related Party (Textual)
Convertible debentures, description					The convertible note bears interest at the rate of 7% per year and is convertible into shares of common stock of the Company at a conversion price of $0.027.
Amortization Of DebtDiscount								$ 492,745
Reclassification to paid in capital of beneficial conversion for conversion to common stock					$ 518,225
Principal amount					$ 518,225
Convertible Debt Securities [Member] | Lyle Hauser [Member]
Convertible Debenture - Related Party (Textual)
Convertible debentures, description					The convertible note bears interest at the rate of 7% per year and is convertible into shares of common stock of the Company at a conversion price of $0.0005.
Amortization Of DebtDiscount								$ 16,562
Reclassification to paid in capital of beneficial conversion for conversion to common stock					$ 68,969
Principal amount					$ 68,969